Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Common shares issued [Member] USD ($) shares	Additional Paid-in Capital [Member] USD ($)	Accumulated other comprehensive income [Member] USD ($)	Accumulated deficit [Member] USD ($)	CAD ($) shares	USD ($) shares
Beginning balance (Shares) at Mar. 31, 2023 | shares	84,172,711
Beginning balance at Mar. 31, 2023	$ 0	$ 438,077	$ 7,405	$ (247,366)		$ 148,116
Share-based compensation		7,249				7,249
Special warrants (Shares) | shares	5,750,000
Special warrants		21,738				21,738
Shares offering (Shares) | shares	14,986,724
Shares offering		57,678				57,678
Vesting of restricted stock units (Shares) | shares	802,650
Vesting of restricted stock units						0
Issuance costs		(1,977)				(1,977)
Shares issued in connection with asset acquisition (Shares) | shares	345,566
Shares issued in connection with asset acquisition		1,088				$ 1,088
Exercise of options (Shares) | shares	22,500				22,500	22,500
Exercise of options		96			$ 127	$ 96
Net Income (Loss)				26,500		26,500
Translation adjustment			(1,076)			(1,076)
Ending balance (Shares) at Mar. 31, 2024 | shares	106,080,151
Ending balance at Mar. 31, 2024	$ 0	523,949	6,329	(270,866)		259,412
Share-based compensation		10,888		(270,757)		10,888
Shares offering (Shares) | shares	59,108,391
Shares offering		187,274				187,274
Vesting of restricted stock units (Shares) | shares	326,644
Vesting of restricted stock units						0
Issuance costs		(512)				$ (512)
Exercise of options (Shares) | shares	100,000				100,000	100,000
Exercise of options		101				$ 101
Reclassification of special warrants		(5,112)				(5,112)
Reclassification of derivative component loan		120				120
Net Income (Loss)				(2,996)		(2,996)
Translation adjustment			(38)			(38)
Ending balance (Shares) at Mar. 31, 2025 | shares	165,615,186
Ending balance at Mar. 31, 2025	$ 0	$ 716,708	$ 6,291	$ (273,862)		$ 449,137